Vista Outdoor Inc. - 10-Q Leases (Narrative) (Details) - Vista Outdoor Inc. $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) renewal_option	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease, impairment loss | $	$ 1,612	$ 3,116	$ 1,812
Minimum
Lessee, Lease, Description [Line Items]
Number of options to renew | renewal_option	1
Renewal term, up to (in years)	5 years	5 years